15. Stock Options and Warrants: Schedule of Warrants Fair Value Assumptions (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Warrants Fair Value Assumptions
	Three Months Ended
	December 31,
	2013	2012
Exercise price	$0.95 - $1.10	$0.40 - $0.90
Expected term (years)	2 - 3	3 - 5
Volatility	214% - 216%	293% - 298%
Risk-free rate	0.28% - 0.68%	0.35% - 0.73%
Dividend rate	0%	0%